Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Statement of Profit or Loss

Recognized in the statement of profit or loss:

	2017	2016	2015
Fair value gains on derivative financial instruments	589,555	385,560	1,070
Interest income on bank deposits	278,599	158,206	303,221
Interest income on financial assets measured at amortized cost	185,004	445,943	436,024
Credit finance income	36,186	74,522	13,865
Other	1,105	563	1,859

Finance income	1,090,449	1,064,794	756,039

Net foreign exchange losses	(718,501)	(782,463)	(489,320)
Interest expenses for financial liabilities measured at amortized cost	(385,386)	(343,290)	(224,724)
Interest expenses for derivative financial instruments	(244,841)	(93,038)	—
Late payment interest expense	(29,115)	—	(68,083)
Option premium charges	(27,172)	(10,114)	(2,290)
Other	(8,300)	(8,688)	(15,097)

Finance costs	(1,413,315)	(1,237,593)	(799,514)

Net finance costs	(322,866)	(172,799)	(43,475)